Liquidity and Capital Resources (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Consolidated Cash Flows Information
The following table sets forth the Group’s condensed interim consolidated cash flows information for the six-month
periods ended June 30, 2023 and 2022:

	For the Six-month period ended June 30,
(€‘000)	2023	2022

Net cash used in operations	(8 331)	(16 308)
Net cash (used in)/from investing activities	965	1 140
Net cash (used in)/from financing activities	(102)	(445)
Effects of exchange rate changes	(1)	(20)

Change in Cash and cash equivalents	(7 469)	(15 633)

Change in Short-term investments	—	—

Net cash burned over the period 3	(7 469)	(15 633)